Stockholders' equity and dividend payment, Series C Participating Preferred stock (Details) - $ / shares	Dec. 31, 2019	Jan. 31, 2017
Common Stock [Member]
Series C Participating Preferred Stock [Abstract]
Par value (in dollars per share)	$ 0.01	$ 0.01
Series C Participating Preferred Stock [Member]
Series C Participating Preferred Stock [Abstract]
Number of preferred share purchase right, for each outstanding common stock (in shares)		1
Par value (in dollars per share)		$ 0.01
Share price (in dollars per share)		$ 22.00
Number of shares purchased (in shares)		0.0001